Consolidated Statements of Stockholders Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 30, 2013
Stock right offering, net of taxes	$ 0
Voting common stock outstanding [Member]
Stock right offering, net of taxes	0
Voting common stock [Member]
Stock right offering, net of taxes	$ 0